Accrued Severance Benefits (Details 2) (Detail) - Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gravity Co., LTD.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, contribution	₩ 1,100	₩ 827	₩ 1,227
NeoCyon, Inc.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, contribution	₩ 518	₩ 562	₩ 569